ACCOUNTS AND OTHER RECEIVABLE, NET	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS AND OTHER RECEIVABLE, NET	ACCOUNTS AND OTHER RECEIVABLE, NET

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Current, net	$6,191	$5,178
Non-current, net
Accounts receivable	191	449
Retainer on customer contract	69	55
Billing rights	697	597
Total non-current, net	$957	$1,101
Total (1)	$7,148	$6,279
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(1)Includes a receivable of $1,856 million (December 31, 2024: $1,341 million) related to tax benefits at the partnership’s advanced energy storage operation. Refer to Note 2(b)(i) for additional information.
Non-current billing rights represent unbilled rights from the partnership’s water and wastewater operation in Brazil from revenues earned from the construction of public concession contracts classified as financial assets, which are recognized when there is an unconditional right to receive cash or other financial assets from the concession authority for the construction services.
The partnership’s construction operation has a retention balance, which comprises amounts that have been earned but held back until the satisfaction of certain conditions specified in the contract. The retention balance included in the current accounts and other receivable, net as at June 30, 2025 was $36 million (December 31, 2024: $120 million).